Income Tax Expense (Details) - Schedule of reconciliation of statutory income tax rate to the effective income tax rate		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of statutory income tax rate to the effective income tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:
Effect of tax-free income		(8.02%)	(0.06%)	(0.03%)
Effect of non-deductible share option expense		9.54%	0.55%	0.86%
Effect of zero tax rate in foreign countries		0.44%	0.15%	0.00%
Changes in valuation allowance		2.49%	0.11%	(0.59%)
Others		(0.04%)	0.09%	0.42%
Effective income tax rate		29.41%	25.84%	25.66%